Acquisitions	12 Months Ended
Dec. 31, 2015
Acquisition
Acquisitions

3.Acquisitions

On January 31, 2015, the Company acquired 55% equity interest of a B2B flight ticket reservation company to enrich its products and achieve synergies with its existing operations for total consideration of RMB11,000 in cash. Goodwill recognized from the acquisition was RMB10,755 (US$1,660). On December 3, 2015, the Company further acquired remaining 45% equity interest from three noncontrolling shareholders with consideration of RMB6,300 (US$973) in cash. Concurrently, the Company provided RMB2,700 (US$417) in cash as compensation for key management future services. Such employee compensation expense is charged to the statements of comprehensive loss over future service period of one year on a straight line basis. The difference between the fair value of the consideration and the carrying amount of the noncontrolling interest was recognized in additional paid-in-capital.

No purchase price allocation or pro forma results of operation of this acquisition have been presented because management considers the effect of the acquisition is immaterial to the Company’s consolidated financial results.

The revenue and net loss of the acquiree since the acquisition date included in the consolidated statement of comprehensive loss for the year ended December 31, 2015 were RMB2,893 (US$447) and RMB14,126 (US$2,181), respectively.